SUMMARY OF MATERIAL ACCOUNTING POLICIES - Schedule of Subsidiaries of Company (Details)	12 Months Ended
Dec. 31, 2025
GDC Media Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
OWNERSHIP %	100.00%
GDC Malta Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
OWNERSHIP %	100.00%
GDC America, Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
OWNERSHIP %	100.00%
Roto Sports, Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
OWNERSHIP %	100.00%
OddsJam, Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
OWNERSHIP %	100.00%
Optic Odds, Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
OWNERSHIP %	100.00%
BGMD Holdings LLC (d/b/a Spotlight.Vegas)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
OWNERSHIP %	100.00%